Indebtedness (Tables)	12 Months Ended
Dec. 31, 2019
Indebtedness [Abstract]
Schedule of indebtedness
As at December 31,	2019	2018
Former senior secured credit facilities(a)
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2018 – USD $2,326,049)	—	3,172,033
8.875% Senior Notes (December 31, 2018 – USD $500,000)(b)	—	681,850

Senior Secured Credit Facilities(a)
Revolving Credit Facility	—	—
Term Loan B – U.S. Facility (December 31, 2019 – USD $1,908,500)	2,479,142	—
Senior Notes (December 31, 2019 – USD $550,000)(c)	714,450	—
Senior Secured Notes (December 31, 2019 – USD $400,000)(d)	519,600	—
	3,713,192	3,853,883
Less: deferred financing costs and prepayment options (December 31, 2018 – deferred financing costs, interest rate floors, prepayment option and net gain on repricing/repayment)(e)	(393)	(129,655)
	3,712,799	3,724,228
Less: current indebtedness	(24,408)	(7,888)
Long-term indebtedness	$3,688,391	$3,716,340

Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums

As at December 31,	2019	2018
Short-term deferred financing costs	$3,385	$15,263
Long-term deferred financing costs	24,934	68,536
	$28,319	$83,799
Short-term interest rate floor	$—	$3,436
Long-term interest rate floor	—	15,165
	$—	$18,601
Short-term prepayment options	$(3,001)	$(942)
Long-term prepayment options	(24,925)	(5,986)
	$(27,926)	$(6,928)
Short-term net gain on repricing/repayment	$—	$6,315
Long-term net gain on repricing/repayment	$—	$27,868
	$—	$34,183
Deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	$393	$129,655

Schedule of outstanding principal balance of indebtedness
2020	2021	2022	2023	2024	Thereafter	Total
$24.8	$24.8	$24.8	$24.8	$24.8	$3,589.2	$3,713.2